Non-life and Life and Health Reserves - Life and health reserve rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Reinsurance recoverable at beginning of year	$ 889,021
Reinsurance recoverable at end of year	901,063	$ 889,021
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	2,417,044	2,198,080	$ 2,098,759
Reinsurance recoverable at beginning of year	16,183	11,829	9,287
Net liability at beginning of period	2,400,861	2,186,251	2,089,472
Net incurred losses	1,318,196	1,263,016	1,024,608
Net losses paid	(1,230,383)	(1,071,487)	(818,916)
Effects of foreign exchange rate changes and other	179,893	23,081	(108,913)
Net liability at end of period	2,668,567	2,400,861	2,186,251
Reinsurance recoverable at end of year	35,662	16,183	11,829
Gross liability at end of period	2,704,229	$ 2,417,044	$ 2,198,080
Life and Health | Europe
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Net incurred losses	(28,000)
Life and Health | Disability
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Prior years' loss development	$ 52,000
Minimum | Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	0.00%	0.00%	0.00%
Maximum | Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	11.00%	7.00%	7.00%